                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-5447
                                  ----------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:    DECEMBER 31
                          ------------------------------------------------------

Date of reporting period:   MARCH 31, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.
AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY GROWTH FUND
MARCH 31, 2005

[american century investments logo and text logo]

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 100.0%
AEROSPACE & DEFENSE(1)
             7,990  General Dynamics Corp.                         $         855
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.7%
            19,097  FedEx Corporation                                      1,794
           145,967  United Parcel Service, Inc. Cl B                      10,618
                                                                 ---------------
                                                                          12,412
                                                                 ---------------
AIRLINES - 0.1%
           150,967  Southwest Airlines Co.                                 2,150
                                                                 ---------------
AUTO COMPONENTS - 1.1%
           114,389  Autoliv, Inc.                                          5,451
           244,780  Magna International Inc. Cl A                         16,375
                                                                 ---------------
                                                                          21,826
                                                                 ---------------
AUTOMOBILES - 0.1%
           223,218  Ford Motor Company(2)                                  2,529
                                                                 ---------------
BEVERAGES - 1.6%
            54,697  Molson Coors Brewing Co.(2)                            4,221
           884,001  Pepsi Bottling Group Inc.                             24,620
            52,048  PepsiAmericas Inc.                                     1,179
                                                                 ---------------
                                                                          30,020
                                                                 ---------------
BIOTECHNOLOGY - 1.8%
           268,725  Amgen Inc.(3)                                         15,643
           345,959  Applera Corporation-Applied
                    Biosystems Group                                       6,829
           251,457  Cephalon, Inc.(2)(3)                                  11,776
             8,835  Invitrogen Corp.(3)                                      611
                                                                 ---------------
                                                                          34,859
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
            40,438  USG Corp.(2)(3)                                        1,341
                                                                 ---------------
CAPITAL MARKETS - 0.5%
           212,525  Edwards (A.G.), Inc.                                   9,521
                                                                 ---------------
CHEMICALS - 0.3%
           133,391  Georgia Gulf Corporation(2)                            6,133
                                                                 ---------------
COMMERCIAL BANKS - 6.2%
           687,513  Bank of America Corp.                                 30,319
           250,724  Comerica Inc.                                         13,810
           682,283  Wachovia Corp.                                        34,735

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

           647,308  Wells Fargo & Co.                                     38,709
                                                                 ---------------
                                                                         117,573
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
           686,016  Equifax Inc.                                          21,054
           373,203  John H. Harland Company(2)                            12,823
           118,250  Republic Services, Inc. Cl A                           3,959
                                                                 ---------------
                                                                          37,836
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.1%
           179,671  Cisco Systems Inc.(3)                                  3,214
           274,506  Harris Corp.                                           8,963
         1,794,614  Motorola, Inc.                                        26,865
                                                                 ---------------
                                                                          39,042
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.5%
           225,098  Apple Computer, Inc.(3)                                9,380
            60,575  Dell Inc.(3)                                           2,327
           598,598  International Business
                    Machines Corp.                                        54,700
                                                                 ---------------
                                                                          66,407
                                                                 ---------------
CONSUMER FINANCE - 3.7%
           684,152  American Express Co.                                  35,144
           376,335  Capital One Financial Corp.(2)                        28,139
           167,352  CompuCredit Corp.(2)(3)                                4,455
            75,750  WFS Financial Inc.(2)(3)                               3,269
                                                                 ---------------
                                                                          71,007
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
            46,051  Greif, Inc. Cl A(2)                                    3,209
            66,987  Silgan Holdings Inc.(2)                                4,353
                                                                 ---------------
                                                                           7,562
                                                                 ---------------
DIVERSIFIED - 0.3%
            47,946  Standard and Poor's 500
                    Depositary Receipt(2)                                  5,658
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.2%
            40,019  McGraw-Hill Companies, Inc. (The)                      3,492
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
            50,098  ALLTEL Corp.                                           2,748
           140,095  AT&T Corp.                                             2,627
           286,782  BellSouth Corp.                                        7,539
            21,268  CenturyTel Inc.                                          698
            69,595  Commonwealth Telephone
                    Enterprise Inc.(2)(3)                                  3,281
           269,746  SBC Communications Inc.                                6,390
           199,078  Sprint Corp.                                           4,529

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

           457,497  Verizon Communications                                16,242
                                                                 ---------------
                                                                          44,054
                                                                 ---------------
ELECTRIC UTILITIES - 2.3%
            99,216  Entergy Corp.                                          7,011
           302,137  Exelon Corporation(2)                                 13,865
           434,939  FirstEnergy Corp.                                     18,245
            44,604  FPL Group, Inc.                                        1,791
            40,035  TXU Corp.                                              3,188
                                                                 ---------------
                                                                          44,100
                                                                 ---------------
ELECTRICAL EQUIPMENT(1)
             7,215  Rockwell Automation Inc.                                 409
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
             5,132  Amphenol Corp. Cl A                                      190
           371,148  Ingram Micro Inc. Cl A(3)                              6,187
            38,387  Tech Data Corp.(3)                                     1,423
                                                                 ---------------
                                                                           7,800
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
           116,755  Cal Dive International Inc.(2)(3)                      5,289
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
           144,446  BJ's Wholesale Club Inc.(2)(3)                         4,486
            55,703  Seven-Eleven Inc.(2)(3)                                1,338
           543,177  Supervalu Inc.                                        18,115
                                                                 ---------------
                                                                          23,939
                                                                 ---------------
FOOD PRODUCTS - 3.4%
           891,872  Archer-Daniels-Midland Co.                            21,922
           207,040  General Mills, Inc.                                   10,176
            83,786  Hormel Foods Corp.                                     2,607
           824,267  Pilgrim's Pride Corp.(2)                              29,442
                90  Seaboard Corp.(2)                                         97
                                                                 ---------------
                                                                          64,244
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
           532,868  Becton Dickinson & Co.                                31,130
            43,513  Haemonetics Corporation(2)(3)                          1,835
            56,171  Mettler-Toledo International, Inc.(2)(3)               2,668
           323,361  Thermo Electron Corp.(3)                               8,178
                                                                 ---------------
                                                                          43,811
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.2%
           160,890  Aetna Inc.                                            12,059
           293,192  AmerisourceBergen Corp.                               16,797

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

           159,602  Cardinal Health, Inc.                                  8,906
           397,574  CIGNA Corp.                                           35,503
            64,971  Kindred Healthcare Inc.(2)(3)                          2,280
           634,436  McKesson Corp.                                        23,950
                                                                 ---------------
                                                                          99,495
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.7%
           573,601  Darden Restaurants, Inc.                              17,598
         1,084,108  McDonald's Corporation                                33,759
                                                                 ---------------
                                                                          51,357
                                                                 ---------------
HOUSEHOLD DURABLES - 2.7%
            65,801  American Greetings Cl A(2)                             1,677
           195,360  Black & Decker Corporation                            15,431
            15,802  Lennar Corp.                                             896
            41,345  NVR, Inc.(2)(3)                                       32,456
                                                                 ---------------
                                                                          50,460
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
           108,781  Clorox Company                                         6,852
           123,844  Energizer Holdings Inc.(3)                             7,406
                                                                 ---------------
                                                                          14,258
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
           453,889  Tyco International Ltd.                               15,341
                                                                 ---------------
INSURANCE - 4.5%
            76,641  AmerUs Group Co.(2)                                    3,621
           491,318  Berkley (W.R.) Corp.                                  24,370
           237,416  Chubb Corp.                                           18,820
           359,758  First American Financial Corp. (The)                  11,850
            59,113  LandAmerica Financial Group Inc.(2)                    2,957
           188,831  Loews Corp.                                           13,887
           140,717  Protective Life Corporation                            5,530
            22,897  Selective Insurance Group(2)                           1,059
            41,258  Stancorp Financial Group Inc.                          3,498
                                                                 ---------------
                                                                          85,592
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.9%
         1,886,585  Earthlink Inc.(2)(3)                                  16,979
                                                                 ---------------
IT SERVICES - 1.5%
           217,582  Acxiom Corp.(2)                                        4,554
            10,359  Checkfree Corp.(2)(3)                                    422
           532,108  Computer Sciences Corp.(3)                            24,397
                                                                 ---------------
                                                                          29,373
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS - 1.3%
           748,703  Eastman Kodak Co.(2)                                  24,370
                                                                 ---------------
MACHINERY - 1.1%
           225,500  Cummins Inc.(2)                                       15,864
            28,917  Danaher Corp.                                          1,544
            60,580  Kennametal Inc.                                        2,877
                                                                 ---------------
                                                                          20,285
                                                                 ---------------
MEDIA - 4.9%
            19,425  Catalina Marketing Corp.(2)                              503
         1,390,939  Disney (Walt) Co.(2)                                  39,962
            54,624  John Wiley & Sons Inc.(2)                              1,925
            48,863  Pixar(2)(3)                                            4,767
           192,488  Regal Entertainment Group(2)                           4,048
         2,050,640  Time Warner Inc.(3)                                   35,989
           179,681  Viacom, Inc. Cl B                                      6,258
                                                                 ---------------
                                                                          93,452
                                                                 ---------------
METALS & MINING - 1.8%
           187,482  Phelps Dodge Corp.                                    19,072
           293,268  United States Steel Corp.                             14,913
                                                                 ---------------
                                                                          33,985
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.6%
           197,911  Constellation Energy Group Inc.                       10,232
            36,888  Duke Energy Corp.                                      1,033
                                                                 ---------------
                                                                          11,265
                                                                 ---------------
MULTILINE RETAIL - 1.9%
           204,069  Dillard's Inc.                                         5,489
           426,393  Federated Department Stores, Inc.                     27,137
            19,888  Sears Holdings Corp.(2)(3)                             2,648
                                                                 ---------------
                                                                          35,274
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
           720,445  Xerox Corp.(3)                                        10,915
                                                                 ---------------
OIL & GAS - 8.7%
           860,355  ChevronTexaco Corp.                                   50,167
           116,620  ConocoPhillips                                        12,576
         1,073,382  Exxon Mobil Corp.                                     63,975
            32,941  Marathon Oil Corp.                                     1,546
            47,358  Premcor Inc.                                           2,826
           348,212  Sunoco, Inc.                                          36,047
                                                                 ---------------
                                                                         167,137
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 1.9%
           708,330  Louisiana-Pacific Corp.(2)                            17,807
           115,229  Potlatch Corp.                                         5,424
           177,257  Weyerhaeuser Co.                                      12,142
                                                                 ---------------
                                                                          35,373
                                                                 ---------------
PHARMACEUTICALS - 7.5%
            38,763  Forest Laboratories, Inc. Cl A(3)                      1,432
           947,910  Johnson & Johnson                                     63,662
           290,094  Kos Pharmaceuticals, Inc.(2)(3)                       12,091
           980,148  Merck & Co., Inc.                                     31,727
         1,316,388  Pfizer, Inc.                                          34,582
                                                                 ---------------
                                                                         143,494
                                                                 ---------------
REAL ESTATE - 0.4%
               257  CBL & Associates Properties, Inc.                         18
             5,974  General Growth Properties, Inc.                          204
           232,420  Taubman Centers Inc.(2)                                6,447
                                                                 ---------------
                                                                           6,669
                                                                 ---------------
ROAD & RAIL - 0.2%
             8,109  Burlington Northern Santa Fe Corp.                       437
            37,824  Union Pacific Corp.                                    2,637
                                                                 ---------------
                                                                           3,074
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
         2,291,245  Intel Corp.                                           53,225
            98,262  MEMC Electronic Materials Inc.(3)                      1,322
                                                                 ---------------
                                                                          54,547
                                                                 ---------------
SOFTWARE - 1.5%
           697,373  Microsoft Corporation                                 16,856
           660,343  Oracle Corp.(3)                                        8,241
           248,700  Parametric Technology Corp.(3)                         1,390
            68,687  Symantec Corp.(3)                                      1,465
                                                                 ---------------
                                                                          27,952
                                                                 ---------------
SPECIALTY RETAIL - 3.3%
           478,074  American Eagle Outfitters, Inc.                       14,127
            85,845  Barnes & Noble Inc.(3)                                 2,961
            44,770  GameStop Corp.(3)                                        998
           503,856  Home Depot, Inc.                                      19,267
           216,049  Michaels Stores, Inc.                                  7,843
            73,431  Office Depot, Inc.(3)                                  1,629
           606,975  Rent-A-Center Inc.(3)                                 16,576
                                                                 ---------------
                                                                          63,401
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE - 4.2%
            11,885  Corus Bankshares Inc.(2)                                 567
           954,618  Countrywide Financial Corporation                     30,987
            61,696  Downey Financial Corp.(2)                              3,796
           636,297  Fremont General Corp.(2)                              13,992
           511,320  Golden West Financial Corp.                           30,935
                                                                 ---------------
                                                                          80,277
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.9%
           231,584  Grainger (W.W.), Inc.                                 14,421
            72,939  WESCO International Inc.(3)                            2,042
                                                                 ---------------
                                                                          16,463
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
           163,730  Nextel Communications, Inc.(3)                         4,653
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,899,310
(Cost $1,673,411)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
           $11,600  FHLMC Discount Notes, 2.54%,
                    4/1/05(4)                                             11,600
                                                                 ---------------
(Cost $11,600)

COLLATERAL RECEIVED FOR SECURITIES LENDING(5) - 9.1%
Repurchase Agreement, Barclays Capital plc,
(collateralized by various U.S. Government
Agency obligations), 2.85%, dated 3/31/05,
due 4/1/05 (Delivery value $48,194)                                      48,191
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.875%, dated 3/31/05, due 4/1/05
(Delivery value $125,010)                                                125,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING                         173,191
(Cost $173,191)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 109.7%                                   2,084,101
                                                                 ---------------
(COST $1,858,202)
OTHER ASSETS AND LIABILITIES - (9.7)%                                  (183,462)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $   1,900,639
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC = Federal Home Loan Mortgage Corporation
(1) Industry is less than 0.05% of net assets.
(2) Security, or a portion thereof, was on loan as of March 31, 2005. The aggregate value of securities on loan at March 31, 2005, was $171,048.
(3) Non-income producing.
(4) The rate indicated is the yield to maturity at purchase.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $1,865,444
                                           ==========
Gross tax appreciation of investments      $  254,383
Gross tax depreciation of investments        (35,726)
                                           ----------
Net tax appreciation of investments        $  218,657
                                           ==========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INCOME & GROWTH FUND
MARCH 31, 2005

[american century investments logo and text logo]

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 1.0%
           917,688  Northrop Grumman Corp.                           $    49,537
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.0%
           143,900  FedEx Corporation                                     13,519
           520,500  United Parcel Service, Inc. Cl B                      37,862
                                                                 ---------------
                                                                          51,381
                                                                 ---------------
AIRLINES - 0.1%
           116,800  Delta Air Lines Inc.(1)(2)                               473
           417,400  Southwest Airlines Co.                                 5,944
                                                                 ---------------
                                                                           6,417
                                                                 ---------------
AUTO COMPONENTS - 0.7%
           492,825  Magna International Inc. Cl A(2)                      32,970
                                                                 ---------------
AUTOMOBILES - 1.4%
         6,136,731  Ford Motor Company                                    69,529
                                                                 ---------------
BEVERAGES - 0.6%
           370,768  Molson Coors Brewing Co.(2)                           28,612
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
           106,759  Amgen Inc.(1)                                          6,214
         1,171,021  Applera Corporation-Applied
                    Biosystems Group                                      23,116
                                                                 ---------------
                                                                          29,330
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           340,998  Edwards (A.G.), Inc.                                  15,277
                                                                 ---------------
COMMERCIAL BANKS - 10.1%
         5,294,101  Bank of America Corp.                                233,469
           158,672  Comerica Inc.                                          8,740
           138,563  First Horizon National Corp.(2)                        5,652
         4,511,894  National City Corp.                                  151,148
         1,242,174  Wachovia Corp.                                        63,239
           791,155  Wells Fargo & Co.                                     47,311
                                                                 ---------------
                                                                         509,559
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.0%
         2,064,081  Cendant Corporation                                   42,397
           187,818  John H. Harland Company(2)                             6,453
            50,065  R.R. Donnelley & Sons Company                          1,583
                                                                 ---------------
                                                                          50,433
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.2%
            62,232  Harris Corp.                                           2,032
         3,925,628  Motorola, Inc.                                        58,767
                                                                 ---------------
                                                                          60,799
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.5%
         3,107,835  Hewlett-Packard Co.                                   68,186
         1,725,133  International Business Machines
                    Corp.                                                157,643
                                                                 ---------------
                                                                         225,829
                                                                 ---------------
CONSUMER FINANCE - 0.8%
           542,578  Capital One Financial Corp.(2)                        40,569
                                                                 ---------------
CONTAINERS & PACKAGING(3)
            22,848  Silgan Holdings Inc.(2)                                1,485
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.2%
           275,762  J.P. Morgan Chase & Co.                                9,541
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%
           732,500  ALLTEL Corp.                                          40,178
         3,395,578  AT&T Corp.(2)                                         63,668
           112,589  Sprint Corp.                                           2,561
         1,606,521  Verizon Communications                                57,031
                                                                 ---------------
                                                                         163,438
                                                                 ---------------
ELECTRIC UTILITIES - 3.9%
         1,556,839  American Electric Power                               53,026
           497,801  Exelon Corporation                                    22,844
         2,561,730  FirstEnergy Corp.                                    107,464
           306,840  FPL Group, Inc.                                       12,320
            28,471  Great Plains Energy Inc.(2)                              871
                                                                 ---------------
                                                                         196,525
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
           112,589  Arrow Electronics, Inc.(1)                             2,854
         1,636,069  Ingram Micro Inc. Cl A(1)                             27,273
           221,959  Tech Data Corp.(1)                                     8,226
                                                                 ---------------
                                                                          38,353
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.2%
         1,852,308  Albertson's Inc.(2)                                   38,250
         2,146,970  Supervalu Inc.                                        71,602
                                                                 ---------------
                                                                         109,852
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

FOOD PRODUCTS - 1.6%
           799,563  Archer-Daniels-Midland Co.                            19,653
         1,050,035  Pilgrim's Pride Corp.(2)                              37,507
           168,938  Sanderson Farms Inc.(2)                                7,300
           992,311  Tyson Foods, Inc. Cl A                                16,552
                                                                 ---------------
                                                                          81,012
                                                                 ---------------
GAS UTILITIES - 0.8%
         1,060,381  NICOR Inc.(2)                                         39,329
            20,708  UGI Corp.(2)                                             941
                                                                 ---------------
                                                                          40,270
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
           578,884  Becton Dickinson & Co.                                33,818
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.7%
           733,233  AmerisourceBergen Corp.(2)                            42,007
           413,003  Cardinal Health, Inc.                                 23,046
         1,113,200  CIGNA Corp.                                           99,408
            82,733  Kindred Healthcare Inc.(1)(2)                          2,904
           447,462  McKesson Corp.                                        16,892
                                                                 ---------------
                                                                         184,257
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
         2,433,656  McDonald's Corporation                                75,784
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
           279,553  American Greetings Cl A(2)                             7,123
           258,892  Black & Decker Corporation(2)                         20,450
           651,456  Newell Rubbermaid Inc.(2)                             14,293
             8,075  NVR, Inc.(1)(2)                                        6,339
            36,752  Stanley Works (The)                                    1,664
            75,276  Whirlpool Corp.(2)                                     5,098
                                                                 ---------------
                                                                          54,967
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.0%
           447,753  Kimberly-Clark Corp.                                  29,430
           385,142  Procter & Gamble Co. (The)                            20,413
                                                                 ---------------
                                                                          49,843
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.1%
           240,333  General Electric Co.                                   8,666
         1,334,932  Tyco International Ltd.                               45,121
                                                                 ---------------
                                                                          53,787
                                                                 ---------------
INSURANCE - 4.4%
           649,234  Ace, Ltd.                                             26,794

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

           458,882  AON Corp.                                             10,481
           576,372  Berkley (W.R.) Corp.                                  28,588
         1,674,301  First American Financial Corp.
                    (The)(2)                                              55,151
           562,924  Hartford Financial Services Group
                    Inc. (The)                                            38,594
           247,048  Lincoln National Corp.                                11,152
           271,697  Loews Corp.                                           19,981
           465,135  Protective Life Corporation                           18,280
           309,013  St. Paul Travelers Companies,
                    Inc. (The)                                            11,350
                                                                 ---------------
                                                                         220,371
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
         5,230,787  Earthlink Inc.(1)(2)                                  47,077
         1,549,639  United Online, Inc.(1)(2)                             16,225
                                                                 ---------------
                                                                          63,302
                                                                 ---------------
IT SERVICES - 1.6%
            75,435  Checkfree Corp.(1)(2)                                  3,075
         1,234,844  Computer Sciences Corp.(1)                            56,618
           896,960  Sabre Holdings Corp.                                  19,625
                                                                 ---------------
                                                                          79,318
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.3%
         2,016,922  Eastman Kodak Co.(2)                                  65,651
                                                                 ---------------
MACHINERY - 1.1%
           811,008  Cummins Inc.(2)                                       57,054
                                                                 ---------------
MEDIA - 4.0%
         2,756,631  Disney (Walt) Co.(2)                                  79,198
           999,817  Regal Entertainment Group(2)                          21,026
         4,594,723  Time Warner Inc.(1)                                   80,638
           529,176  Viacom, Inc. Cl B                                     18,431
                                                                 ---------------
                                                                         199,293
                                                                 ---------------
METALS & MINING - 1.6%
           590,645  Phelps Dodge Corp.                                    60,086
           389,397  United States Steel Corp.                             19,801
                                                                 ---------------
                                                                          79,887
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.5%
            99,513  Constellation Energy Group Inc.                        5,145
           583,993  Duke Energy Corp.(2)                                  16,357
           168,060  National Fuel Gas Co.                                  4,805
                                                                 ---------------
                                                                          26,307
                                                                 ---------------
MULTILINE RETAIL - 2.1%
           257,629  Dillard's Inc.(2)                                      6,930
         1,053,700  Federated Department Stores, Inc.                     67,058

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

           244,018  Sears Holdings Corp.(1)(2)                            32,496
                                                                 ---------------
                                                                         106,484
                                                                 ---------------
OFFICE ELECTRONICS(3)
           119,413  Xerox Corp.(1)(2)                                      1,809
                                                                 ---------------
OIL & GAS - 9.4%
         4,142,462  ChevronTexaco Corp.                                  241,546
           723,018  ConocoPhillips                                        77,970
         1,267,764  Exxon Mobil Corp.                                     75,559
            82,165  Marathon Oil Corp.                                     3,855
           294,163  Occidental Petroleum Corp.                            20,936
           533,856  Sunoco, Inc.                                          55,265
                                                                 ---------------
                                                                         475,131
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.2%
           799,486  Georgia-Pacific Corp.                                 28,374
         1,970,538  Louisiana-Pacific Corp.                               49,539
           509,300  Weyerhaeuser Co.                                      34,887
                                                                 ---------------
                                                                         112,800
                                                                 ---------------
PHARMACEUTICALS - 9.9%
         2,803,099  Bristol-Myers Squibb Co.(2)                           71,367
         2,652,901  Johnson & Johnson                                    178,168
           325,050  Kos Pharmaceuticals, Inc.(1)(2)                       13,548
         3,650,835  Merck & Co., Inc.                                    118,177
         4,492,192  Pfizer, Inc.                                         118,010
                                                                 ---------------
                                                                         499,270
                                                                 ---------------
REAL ESTATE - 3.2%
           657,612  Apartment Investment and
                    Management Co.                                        24,463
           946,781  CBL & Associates Properties, Inc.(2)                  67,705
           521,593  Colonial Properties Trust(2)                          20,034
           451,395  Crescent Real Estate Equities Co.                      7,376
           104,955  General Growth Properties, Inc.                        3,579
           401,381  HRPT Properties Trust(2)                               4,780
           107,521  Lexington Corporate Properties Trust                   2,359
            88,957  Plum Creek Timber Co. Inc.                             3,176
           488,369  Trizec Properties Inc.                                 9,279
           282,279  Vornado Realty Trust                                  19,553
                                                                 ---------------
                                                                         162,304
                                                                 ---------------
ROAD & RAIL - 0.6%
           183,400  Burlington Northern Santa Fe Corp.                     9,890
           104,700  CSX Corporation                                        4,361
           190,600  Norfolk Southern Corp.                                 7,062
           126,600  Union Pacific Corp.                                    8,824
                                                                 ---------------
                                                                          30,137
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
         6,891,303  Intel Corp.                                          160,085
            19,561  MEMC Electronic Materials Inc.(1)                        263
           549,079  OmniVision Technologies, Inc.(1)(2)                    8,319
                                                                 ---------------
                                                                         168,667
                                                                 ---------------
SOFTWARE - 1.9%
         3,949,833  Microsoft Corporation                                 95,467
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
           640,652  Barnes & Noble Inc.(1)(2)                             22,097
            28,028  Borders Group Inc.(2)                                    746
           633,008  Charming Shoppes(1)(2)                                 5,146
           232,981  GameStop Corp.(1)                                      5,195
           245,090  Limited Brands                                         5,956
           622,195  Rent-A-Center Inc.(1)(2)                              16,992
            58,273  Sonic Automotive, Inc.(2)                              1,323
                                                                 ---------------
                                                                          57,455
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.1%
         3,409,630  Countrywide Financial Corporation                    110,677
           121,903  Flagstar Bancorp Inc.(2)                               2,383
           686,773  Fremont General Corp.(2)                              15,102
           719,182  Washington Mutual, Inc.                               28,408
                                                                 ---------------
                                                                         156,570
                                                                 ---------------
TOBACCO - 1.8%
           895,671  Altria Group Inc.                                     58,568
           425,371  Reynolds American Inc.(2)                             34,281
                                                                 ---------------
                                                                          92,849
                                                                 ---------------
TOTAL COMMON STOCKS                                                    5,013,300
(Cost $4,387,788)                                                ---------------

CONVERTIBLE PREFERRED STOCKS - 0.4%
AUTOMOBILES - 0.2%
           172,300  Ford Motor Company Capital
                    Trust II, 6.50%, 1/15/32(2)                            7,812
           209,800  General Motors Corp., Series B,
                    5.25%, 3/6/32                                          3,919
                                                                 ---------------
                                                                          11,731
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.2%
            74,400  Xerox Corp., 6.25%, 7/1/06(2)                          9,790
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                        21,521
(Cost $21,361)                                                   ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
                           ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(4) - 8.7%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.85%, dated 3/31/05, due
4/1/05 (Delivery value $65,960)                                          65,955
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.875%, dated 3/31/05, due 4/1/05 (Delivery
value $375,030)                                                          375,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING                         440,955
(Cost $440,955)                                                  ---------------
TOTAL INVESTMENT SECURITIES - 108.6%                                   5,475,776
                                                                 ---------------
(COST $4,850,104)
OTHER ASSETS AND LIABILITIES - (8.6)%                                  (433,748)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $ 5,042,028
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of March 31, 2005. The aggregate value of securities on loan at March 31, 2005, was $437,185.
(3) Industry is less than 0.05% of net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments           $4,885,416
                                          ==========
Gross tax appreciation of investments     $  747,856
Gross tax depreciation of investments      (157,496)
                                          ----------
Net tax appreciation of investments       $  590,360
                                          ==========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL COMPANY FUND
MARCH 31, 2005

[american century investments logo and text logo]

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.9%
AEROSPACE & DEFENSE - 1.6%
             5,644  Esterline Technologies Corp.(1)                 $        195
           604,324  Hexcel Corp.(1)                                        9,373
           118,662  Innovative Solutions & Support Inc.(1)                 3,768
           183,882  United Defense Industries, Inc.                       13,500
                                                                 ---------------
                                                                          26,836
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.4%
           157,004  EGL Inc.(1)                                            3,579
            65,822  Forward Air Corp.                                      2,803
                                                                 ---------------
                                                                           6,382
                                                                 ---------------
AIRLINES - 0.3%
           109,640  Frontier Airlines, Inc.(1)                             1,149
            96,531  Mesa Air Group, Inc.(1)                                  676
           176,285  SkyWest, Inc.                                          3,277
                                                                 ---------------
                                                                           5,102
                                                                 ---------------
AUTO COMPONENTS - 1.6%
           101,743  Aftermarket Technology Corp.(1)                        1,679
            79,957  Dura Automotive Systems, Inc.(1)                         385
            13,619  Sauer-Danfoss Inc.                                       308
            93,671  Shiloh Industries Inc.(1)                              1,223
           221,381  Stoneridge Inc.(1)                                     2,703
           996,138  Tenneco Automotive Inc.(1)                            12,413
           423,679  TRW Automotive Holdings Corp.(1)                       8,232
                                                                 ---------------
                                                                          26,943
                                                                 ---------------
BIOTECHNOLOGY - 1.7%
           342,235  Cephalon, Inc.(1)                                     16,027
           203,563  Charles River Laboratories(1)                          9,576
             8,865  Invitrogen Corp.(1)                                      613
            60,078  Techne Corp.(1)                                        2,414
                                                                 ---------------
                                                                          28,630
                                                                 ---------------
BUILDING PRODUCTS - 1.4%
            96,144  Lennox International Inc.                              2,107
           653,313  USG Corp.(1)                                          21,664
                                                                 ---------------
                                                                          23,771
                                                                 ---------------
CAPITAL MARKETS(2)
            44,768  SWS Group Inc.                                           718
                                                                 ---------------
CHEMICALS - 2.5%
           465,863  Georgia Gulf Corporation                              21,420
           118,737  NewMarket Corp.(1)                                     2,209

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

         2,221,832  Terra Industries Inc.(1)                              17,241
                                                                 ---------------
                                                                          40,870
                                                                 ---------------
COMMERCIAL BANKS - 4.0%
            25,084  Bancfirst Corp.                                        1,731
           344,238  Bank of Hawaii Corporation                            15,581
            17,041  BOK Financial Corp.(1)                                   693
            37,340  Center Financial Corp.                                   658
            35,924  City Holding Company                                   1,061
           203,923  City National Corp.                                   14,239
            24,708  Columbia Banking Systems Inc.                            587
            12,022  Community Trust Bancorp Inc.                             346
            13,487  Cullen/Frost Bankers, Inc.                               609
           291,010  First Bancorp (Puerto Rico)                           12,295
            15,276  First Citizens BancShares, Inc.                        2,236
            23,292  First Republic Bank                                      754
             3,304  Frontier Financial Corp.                                 125
            37,426  International Bancshares Corp.                         1,298
            24,795  Old Second Bancorp Inc.                                  748
            68,765  Oriental Financial Group                               1,610
           149,605  Pacific Capital Bancorp                                4,455
               418  Santander BanCorp                                         11
            23,850  Southwest Bancorp Inc.                                   440
            11,451  West Coast Bancorp                                       273
           165,588  Westcorp                                               6,996
                                                                 ---------------
                                                                          66,746
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.3%
            45,960  Clean Harbors Inc.(1)                                    843
            32,852  CompX International Inc.                                 558
            75,535  Consolidated Graphics Inc.(1)                          3,973
            77,526  Duratek Inc.(1)                                        1,547
            45,383  Geo Group Inc.(1)                                      1,297
           251,440  Heidrick & Struggles International Inc.(1)             9,245
           384,370  John H. Harland Company                               13,207
             6,503  Pre-Paid Legal Services Inc.                             220
           105,710  Sotheby's Holdings Cl A(1)                             1,793
           148,557  Vertrue Inc.(1)                                        5,265
                                                                 ---------------
                                                                          37,948
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.6%
            57,966  Bel Fuse Inc.                                          1,756
           397,697  CommScope Inc.(1)                                      5,950
           213,852  Comtech Telecommunications Corp.(1)                   11,141
           303,532  Inter-Tel, Inc.                                        7,437
                                                                 ---------------
                                                                          26,284
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.1%
            55,937  Storage Technology Corp.(1)                            1,723
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 0.4%
           129,078  Michael Baker Corp.(1)                                 2,846
           257,856  Perini Corp.(1)                                        3,556
                                                                 ---------------
                                                                           6,402
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.1%
           323,788  Texas Industries Inc.                                 17,404
                                                                 ---------------
CONSUMER FINANCE - 0.7%
           162,126  ACE Cash Express Inc.(1)                               3,688
           121,227  CompuCredit Corp.(1)                                   3,227
           169,045  Ezcorp Inc.(1)                                         2,245
             5,300  Nelnet Inc. Cl A(1)                                      169
            36,322  WFS Financial Inc.(1)                                  1,567
                                                                 ---------------
                                                                          10,896
                                                                 ---------------
CONTAINERS & PACKAGING - 1.1%
           104,776  Greif, Inc. Cl A                                       7,301
           154,130  Silgan Holdings Inc.                                  10,015
                                                                 ---------------
                                                                          17,316
                                                                 ---------------
DISTRIBUTORS - 0.2%
           163,495  Handleman Co.                                          3,100
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
           212,259  Commonwealth Telephone
                    Enterprise Inc.(1)                                    10,006
         1,091,362  Premiere Global Services Inc.(1)                      12,354
           546,410  Talk America Holdings Inc.(1)                          3,524
                                                                 ---------------
                                                                          25,884
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
           122,863  Cleco Corp.                                            2,617
           156,848  El Paso Electric Co.(1)                                2,980
            88,871  PNM Resources Inc.                                     2,371
            22,684  Unisource Energy Corp.                                   703
                                                                 ---------------
                                                                           8,671
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.3%
            27,964  Ametek Inc.                                            1,126
            52,655  Energy Conversion Devices Inc.(1)                      1,197
            47,174  Penn Engineering & Manufacturing Corp.                   851
            72,474  Regal-Beloit Corp.                                     2,086
                                                                 ---------------
                                                                           5,260
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.7%
           582,259  Agilysys Inc.                                         11,447
            81,021  Amphenol Corp. Cl A                                    3,001

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

           385,878  Arrow Electronics, Inc.(1)                             9,782
           193,281  Avnet Inc.(1)                                          3,560
            61,861  Coherent, Inc.(1)                                      2,088
            45,204  Cyberoptics Corp.(1)                                     564
           238,667  Gerber Scientific, Inc.(1)                             1,737
            48,636  Global Imaging Systems, Inc.(1)                        1,725
         1,030,182  Ingram Micro Inc. Cl A(1)                             17,174
            76,577  LeCroy Corp.(1)                                        1,312
            38,288  Littelfuse, Inc.(1)                                    1,097
            20,958  LoJack Corp.(1)                                          289
           295,316  MTS Systems Corp.                                      8,573
            52,179  SYNNEX Corp.(1)                                          909
           313,538  Tech Data Corp.(1)                                    11,621
           122,938  Tessco Technologies Inc.(1)                            1,856
                                                                 ---------------
                                                                          76,735
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.3%
           503,087  Cal Dive International Inc.(1)                        22,790
           356,573  Hydril Co.(1)                                         20,827
           104,800  Lone Star Technologies, Inc.(1)                        4,132
            71,063  Offshore Logistics, Inc.(1)                            2,368
            56,033  SEACOR Holdings Inc.(1)                                3,572
                                                                 ---------------
                                                                          53,689
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
            71,764  BJ's Wholesale Club Inc.(1)                            2,229
           377,302  Nash Finch Co.                                        14,333
           140,201  Seven-Eleven Inc.(1)                                   3,368
             3,580  Smart & Final Inc.(1)                                     44
                                                                 ---------------
                                                                          19,974
                                                                 ---------------
FOOD PRODUCTS - 1.7%
           144,843  Darling International Inc.(1)                            578
             5,476  J&J Snack Foods Corp.                                    256
           180,184  M&F Worldwide Corp.(1)                                 2,404
           517,029  Pilgrim's Pride Corp.                                 18,469
             5,880  Seaboard Corp.                                         6,309
                                                                 ---------------
                                                                          28,016
                                                                 ---------------
GAS UTILITIES - 1.5%
            48,903  NICOR Inc.                                             1,814
           488,836  UGI Corp.                                             22,203
                                                                 ---------------
                                                                          24,017
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.0%
           171,663  Anika Therapeutics Inc.(1)                             2,197
            72,659  Bausch & Lomb Inc. Cl A                                5,326
           274,374  Conmed Corp.(1)                                        8,264
           215,935  Dade Behring Holdings Inc.(1)                         12,725
            50,480  Edwards Lifesciences Corporation(1)                    2,182
           519,107  Haemonetics Corporation(1)                            21,886

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

           165,477  Mettler-Toledo International, Inc.(1)                  7,860
           198,621  Nutraceutical International Corp.(1)                   3,150
             7,391  PerkinElmer, Inc.                                        152
            16,799  Respironics, Inc.(1)                                     979
            16,192  SurModics Inc.(1)                                        517
            30,265  Vital Signs Inc.                                       1,207
                                                                 ---------------
                                                                          66,445
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.5%
           366,110  Alliance Imaging Inc.(1)                               3,496
            63,824  Apria Healthcare Group Inc.(1)                         2,049
            76,222  Genesis HealthCare Corp.(1)                            3,269
           332,545  HealthTronics Inc.(1)                                  3,578
           400,282  Humana Inc.(1)                                        12,785
            94,659  Kindred Healthcare Inc.(1)                             3,323
           388,466  Magellan Health Services Inc.(1)                      13,226
             8,606  Molina Healthcare Inc.(1)                                397
           296,509  Owens & Minor Inc.                                     8,050
            12,575  PacifiCare Health Systems, Inc.(1)                       716
           163,124  Per-Se Technologies Inc.(1)                            2,504
             3,612  RehabCare Group, Inc.(1)                                 104
           127,885  Res-Care Inc.(1)                                       1,600
            39,973  Sierra Health Services, Inc.(1)                        2,552
                                                                 ---------------
                                                                          57,649
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
             6,083  Ambassadors Group Inc.                                   203
            74,165  Ameristar Casinos Inc.                                 4,055
            13,307  Argosy Gaming Co.(1)                                     611
           328,891  Bluegreen Corp.(1)                                     4,226
            13,418  California Pizza Kitchen, Inc.(1)                        315
           143,303  CEC Entertainment Inc.(1)                              5,245
           472,144  CKE Restaurants, Inc.(1)                               7,484
           163,862  Dave & Buster's Inc.(1)                                3,064
            53,114  Famous Dave's of America Inc.(1)                         748
            31,413  International Speedway Corp.                           1,704
           580,575  Jack in the Box Inc.(1)                               21,540
            73,597  Vail Resorts Inc.(1)                                   1,858
                                                                 ---------------
                                                                          51,053
                                                                 ---------------
HOUSEHOLD DURABLES - 3.8%
           135,375  Blount International Inc.(1)                           2,299
           104,249  Department 56(1)                                       1,820
           146,274  MDC Holdings Inc.                                     10,188
            72,390  Meritage Homes Corp.(1)                                4,265
            42,935  NVR, Inc.(1)                                          33,704
            35,712  Stanley Furniture Co. Inc.                             1,688
           193,739  Stanley Works (The)                                    8,771
                                                                 ---------------
                                                                          62,735
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES - 0.3%
           123,312  Walter Industries Inc.                                 5,247
                                                                 ---------------
INSURANCE - 3.7%
           293,134  American Financial Group, Inc.                         9,029
           395,329  First American Financial Corp. (The)                  13,022
            18,563  LandAmerica Financial Group Inc.                         929
           398,697  Protective Life Corporation                           15,668
           104,795  Safety Insurance Group, Inc.                           3,244
            75,982  Selective Insurance Group                              3,513
            59,795  UICI                                                   1,450
            69,427  United Fire & Casualty Co.                             2,349
           233,904  Zenith National Insurance Corp.                       12,130
                                                                 ---------------
                                                                          61,334
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
            10,522  Provide Commerce Inc.(1)                                 304
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.2%
         1,939,815  Earthlink Inc.(1)                                     17,458
           253,964  United Online, Inc.(1)                                 2,659
                                                                 ---------------
                                                                          20,117
                                                                 ---------------
IT SERVICES - 0.8%
           664,693  Acxiom Corp.                                          13,912
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 2.5%
            34,991  Brunswick Corp.                                        1,639
           933,129  Jakks Pacific Inc.(1)                                 20,035
           230,563  Polaris Industries Inc.                               16,192
           102,451  Steinway Musical Instruments(1)                        3,069
                                                                 ---------------
                                                                          40,935
                                                                 ---------------
MACHINERY - 4.0%
             4,799  3D Systems Corp.(1)                                       91
           143,140  American Science and
                    Engineering Inc.(1)                                    6,400
           229,480  Cummins Inc.                                          16,144
            79,795  ESCO Technologies Inc.(1)                              6,412
           114,242  Gardner Denver Inc.(1)                                 4,514
           345,532  Kennametal Inc.                                       16,408
            16,765  Nordson Corp.                                            617
            10,947  Sun Hydraulics Corp.                                     329
           150,492  The Toro Co.                                          13,319
           106,073  Titan International Inc.                               1,524
                                                                 ---------------
                                                                          65,758
                                                                 ---------------
MARINE - 0.2%
            75,901  Kirby Corporation(1)                                   3,190
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

MEDIA - 2.5%
           378,642  4Kids Entertainment Inc.(1)                            8,372
           551,209  Catalina Marketing Corp.                              14,276
           123,699  Lodgenet Entertainment Corp.(1)                        2,330
            27,125  New Frontier Media Inc.(1)                               194
           286,131  R.H. Donnelley Corp.(1)                               16,622
                                                                 ---------------
                                                                          41,794
                                                                 ---------------
METALS & MINING - 4.1%
         1,358,040  AK Steel Holding Corp.(1)                             15,020
            30,150  Compass Minerals International Inc.                      767
           650,347  Metal Management Inc.                                 16,701
           113,192  Olympic Steel Inc.(1)(3)                               2,024
           748,061  Oregon Steel Mills, Inc.(1)                           17,206
           183,993  Quanex Corporation                                     9,811
           174,022  Steel Dynamics Inc.                                    5,995
                                                                 ---------------
                                                                          67,524
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 1.8%
           294,768  Energen Corp.                                         19,631
           243,537  National Fuel Gas Co.                                  6,963
            54,318  ONEOK, Inc.                                            1,674
            32,256  WPS Resources Corp.                                    1,707
                                                                 ---------------
                                                                          29,975
                                                                 ---------------
MULTILINE RETAIL - 0.1%
            95,203  Bon-Ton Stores Inc. (The)                              1,722
                                                                 ---------------
OIL & GAS - 2.9%
           131,168  Cimarex Energy Co.(1)                                  5,116
           290,485  Forest Oil Corporation(1)                             11,765
            20,169  Frontier Oil Corp.                                       731
            52,092  Harvest Natural Resources Inc.(1)                        619
           124,104  Holly Corp.                                            4,625
            37,783  Newfield Exploration Company(1)                        2,806
           209,575  Remington Oil & Gas Corp.(1)                           6,606
           433,741  Tesoro Petroleum Corp.(1)                             16,057
                                                                 ---------------
                                                                          48,325
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.3%
           611,145  Louisiana-Pacific Corp.                               15,364
           138,649  Potlatch Corp.                                         6,526
                                                                 ---------------
                                                                          21,890
                                                                 ---------------
PERSONAL PRODUCTS - 0.9%
           308,847  Chattem, Inc.(1)                                      13,734
            15,583  Natures Sunshine Products Inc.                           268

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

            20,588  USANA Health Sciences, Inc.(1)                           974
                                                                 ---------------
                                                                          14,976
                                                                 ---------------
PHARMACEUTICALS - 1.7%
           123,495  Alpharma Inc.                                          1,521
            85,914  CNS Inc.                                               1,529
           161,025  First Horizon Pharmaceutical
                    Corporation(1)                                         2,718
           529,746  Kos Pharmaceuticals, Inc.(1)                          22,081
                                                                 ---------------
                                                                          27,849
                                                                 ---------------
REAL ESTATE - 2.3%
           347,463  Associated Estates Realty Corp.                        3,464
           205,676  CBL & Associates Properties, Inc.                     14,709
            38,637  Equity Lifestyle Properties, Inc.                      1,362
           650,743  Innkeepers USA Trust                                   8,401
            70,404  Mission West Properties                                  746
            85,991  New Century Financial Corp.                            4,026
           150,502  Taubman Centers Inc.                                   4,175
            38,866  Trizec Properties Inc.                                   738
                                                                 ---------------
                                                                          37,621
                                                                 ---------------
ROAD & RAIL - 1.5%
            77,069  Arkansas Best Corporation                              2,912
           182,592  Heartland Express, Inc.                                3,497
           191,870  Kansas City Southern Industries, Inc.(1)               3,695
           173,228  Knight Transportation Inc.                             4,274
           185,428  Landstar System, Inc.(1)                               6,072
            85,705  USF Corp.                                              4,136
                                                                 ---------------
                                                                          24,586
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
            97,770  ADE Corporation(1)                                     2,170
             9,087  Diodes Inc.(1)                                           247
         1,303,428  MEMC Electronic Materials Inc.(1)                     17,530
            96,438  OmniVision Technologies, Inc.(1)                       1,461
           679,587  Photronics Inc.(1)                                    12,301
            50,805  Sigmatel Inc.(1)                                       1,902
                                                                 ---------------
                                                                          35,611
                                                                 ---------------
SOFTWARE - 2.1%
            59,213  Ansoft Corp.(1)                                        1,598
            93,717  Aspect Communications Corporation(1)                     976
           107,543  Autodesk, Inc.                                         3,200
             6,831  Bottomline Technologies (de), Inc.(1)                     89
            14,743  CCC Information Services Group(1)                        337
            69,709  DocuCorporation International Inc.(1)                    541
           107,565  MAPICS Inc.(1)                                         1,369
         3,192,388  Parametric Technology Corp.(1)                        17,845
            64,310  Phoenix Technologies Ltd.(1)                             612
           226,839  Progress Software Corp.(1)                             5,948

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

           154,768  Sybase, Inc.(1)                                        2,857
                                                                 ---------------
                                                                          35,372
                                                                 ---------------
SPECIALTY RETAIL - 6.5%
           250,768  Aaron Rents Inc.                                       5,015
           350,957  Barnes & Noble Inc.(1)                                12,105
             3,820  Cato Corp. (The)                                         123
         1,061,971  Charming Shoppes(1)                                    8,634
           128,189  Electronics Boutique Holdings
                    Corporation(1)                                         5,508
            17,800  Finlay Enterprises, Inc.(1)                              235
           149,113  GameStop Corp.(1)                                      3,325
             5,564  Genesco Inc.(1)                                          158
         1,362,086  Hollywood Entertainment Corp.(1)                      17,940
           116,400  Movie Gallery Inc.                                     3,338
           336,947  Pantry Inc. (The)(1)                                  10,435
           653,986  Rent-A-Center Inc.(1)                                 17,861
           329,969  Stage Stores Inc.(1)                                  12,668
            94,946  Stein Mart Inc.(1)                                     2,136
             6,458  Too Inc.(1)                                              159
           481,673  Trans World Entertainment Corp.(1)                     7,095
                                                                 ---------------
                                                                         106,735
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
            21,342  Culp, Inc.(1)                                            126
           123,179  Deckers Outdoor Corp.(1)                               4,402
           241,104  Hartmarx Corp.(1)                                      2,300
           116,325  K-Swiss Inc. Cl A                                      3,842
            28,687  Movado Group Inc.                                        531
            30,979  Unifirst Corporation                                   1,236
           152,358  Wolverine World Wide, Inc.                             3,265
                                                                 ---------------
                                                                          15,702
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.8%
             4,602  Anchor BanCorp Wisconsin Inc.                            129
           159,698  Capital Crossing Bank(1)                               5,254
            97,855  Corus Bankshares Inc.                                  4,667
           215,967  Downey Financial Corp.                                13,288
           111,549  FirstFed Financial Corp.(1)                            5,690
            52,447  Flagstar Bancorp Inc.                                  1,025
           824,307  Fremont General Corp.                                 18,127
           442,012  R & G Financial Corp.                                 13,778
                                                                 ---------------
                                                                          61,958
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.8%
           576,112  Applied Industrial Technologies Inc.                  15,670
            10,219  Watsco Inc.                                              430
           477,172  WESCO International Inc.(1)                           13,361
                                                                 ---------------
                                                                          29,461
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
         1,089,804  Ubiquitel Inc.(1)                                      7,302

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

            28,965  USA Mobility Inc.(1)                                     938
                                                                 ---------------
                                                                           8,240
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,647,337
(Cost $1,452,951)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
Repurchase Agreement, Deutsche Bank, Inc.,
(collateralized by various U.S. Treasury obligations,
3.750%, 3/31/07, valued at $2,244), in a joint
trading account at 2.50%, dated 3/31/05,
due 4/1/05 (Delivery value $2,200)                                         2,200
                                                                 ---------------
(Cost $2,200)
TOTAL INVESTMENT SECURITIES - 100.0%                                   1,649,537
                                                                 ---------------
(COST $1,455,151)
OTHER ASSETS AND LIABILITIES(2)                                            (646)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $  1,648,891
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Industry is less than 0.05% of net assets.
(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 2 in
    Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the three months ended March 31, 2005.)

SMALL COMPANY - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $1,459,247
                                           ==========
Gross tax appreciation of investments      $  231,521
Gross tax depreciation of investments        (41,231)
                                           ----------
Net tax appreciation of investments        $  190,290
                                           ==========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended March 31, 2005 follows:

March 31, 2005
          BALANCE    PURCHASE   SALES   REALIZED   DIVIDEND   SHARE     MARKET
COMPANY   12/31/04   COST       COST      GAIN     INCOME     BALANCE   VALUE
Olympic
Steel
Inc.(1)   503,884      -        $7,052  $1,675        -       113,192   $2,024

(1) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GOLD FUND
MARCH 31, 2005

[american century investments logo and text logo]

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & WARRANTS - 99.1%
AUSTRALIA - 9.9%
         2,500,000  Croesus Mining NL                              $     908,099
           618,600  Equigold NL                                          592,825
           479,749  GRD Ltd.                                             767,502
           958,837  Kingsgate Consolidated Ltd.                        1,674,744
        12,523,773  Lihir Gold Limited(1)                             10,356,528
         2,546,662  Newcrest Mining Limited                           34,266,149
             3,333  Nickel Australia Ltd.(1)                                 438
        14,629,900  Oxiana Ltd.(1)                                    11,419,785
           677,711  Resolute Mining Limited(1)                           728,039
         1,200,000  Sino Gold Ltd.(1)                                  1,762,098
         2,308,703  Sons of Gwalia Limited(1)(2)                         208,761
                                                                 ---------------
                                                                      62,684,968
                                                                 ---------------
CANADA - 56.6%
           201,888  Agnico-Eagle Mines Ltd.                            2,944,652
         1,119,500  Agnico-Eagle Mines Ltd. New
                    York Shares                                       16,288,725
         2,191,500  Apollo Gold Corporation(1)                         1,014,522
           191,600  Arizona Star Resource Corp.(1)                       937,337
           664,800  Aurizon Mines Ltd.(1)                                692,214
         2,552,016  Barrick Gold Corp.                                61,153,887
         5,597,350  Bema Gold Corp.(1)                                14,986,707
         4,005,000  Cambior, Inc.(1)                                   8,803,653
           161,600  Crystallex International Corporation
                    New York Shares(1)                                   567,216
         3,300,000  Crystallex International Corporation
                    Special Warrants(1)                               11,562,681
         1,100,000  Crystallex International Corporation
                    Warrants(1)                                          829,227
         3,747,300  Eldorado Gold Corporation(1)                      10,683,567
           150,700  European Goldfields Ltd.(1)                          286,431
           489,200  Gammon Lake Resources Inc.(1)                      2,837,934
         1,272,100  Glamis Gold Ltd.(1)                               19,742,201
           323,600  Gold Reserve Inc.(1)                               1,262,040
         3,713,275  Goldcorp Inc.                                     52,902,125
            30,000  Goldcorp Inc. New York Shares                        426,300
         1,511,700  Golden Star Resources Ltd.(1)                      4,309,863
           125,000  Golden Star Resources Ltd.
                    Warrants(1)                                           98,132
           660,000  Great Basin Gold Ltd.(1)                             741,757
         1,750,000  Guinor Gold Corp.(1)                               1,590,778
           822,000  High River Gold Mines Ltd.(1)                      1,086,852
         2,140,100  IAMGOLD Corporation                               13,175,560
           552,700  International Minerals Corp.(1)                    1,731,041
         3,334,829  Kinross Gold Corp.(1)                             20,282,878
           279,157  Kinross Gold Corp. New York
                    Shares(1)                                          1,674,942
           154,600  Kirkland Lake Gold Inc.(1)                           597,908
           692,400  Meridian Gold Inc.(1)                             11,672,556
           852,100  Meridian Gold Inc. New York
                    Shares(1)                                         14,349,364
           650,900  Minefinders Corporation Ltd.(1)                    4,351,525
         3,200,000  Miramar Mining Corp.(1)                            3,464,177
           110,000  Miramar Mining Corp. Warrants
                    (Acquired 11/19/03, Cost $-)(1)(3)                         -
         1,502,800  Nevsun Resources Ltd.(1)                           3,675,967
           644,300  Northern Orion Resources Inc.(1)                   1,868,848
           687,500  Northern Orion Resources Inc.
                    Warrants(1)                                          937,423
         1,661,500  Northgate Exploration Ltd.(1)                      2,361,606
           814,100  Novagold Resources Inc.(1)                         6,765,171
         2,602,216  Placer Dome Inc.                                  42,207,944

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

         1,100,000  Rio Narcea Gold Mines, Ltd.(1)                     1,863,482
           500,000  Southern Platinum Corp.(1)                         1,049,500
           500,000  SouthernEra Diamonds Inc.(1)                         256,177
           378,500  Southwestern Resources Corp.(1)                    3,096,562
           650,000  Wheaton River Minerals Ltd.
                    Warrants(1)                                        1,439,550
         1,304,300  Wolfden Resources Inc.(1)                          3,502,996
           525,700  Yamana Gold Inc.(1)                                1,746,396
                                                                 ---------------
                                                                     357,820,374
                                                                 ---------------
SOUTH AFRICA - 12.2%
           574,402  Anglogold Limited(2)                              19,788,149
           225,776  Anglogold Limited ADR                              7,777,983
         1,146,050  Durban Roodepoort Deep
                    Limited(1)(2)                                      1,042,906
           311,100  Durban Roodepoort Deep
                    Limited ADR(1)                                       283,101
         2,198,634  Gold Fields Limited(2)                            25,262,305
           166,800  Gold Fields Limited ADR                            1,916,532
         2,223,950  Harmony Gold Mining Co.
                    Limited(2)                                        17,376,328
           897,362  Western Areas Limited(1)                           3,999,925
                                                                 ---------------
                                                                      77,447,229
                                                                 ---------------
UNITED KINGDOM - 1.4%
           165,200  Celtic Resources Holdings plc(1)                   1,315,519
           750,000  Oriel Resources plc(1)                               609,283
           582,600  Randgold Resources Limited ADR(1)                  7,200,936
                                                                 ---------------
                                                                       9,125,738
                                                                 ---------------
UNITED STATES - 19.0%
         3,229,700  Coeur d'Alene Mines Corporation(1)                11,852,999
           936,800  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                   37,106,648
         1,570,114  Newmont Mining Corporation                        66,337,317
           281,400  Royal Gold, Inc.                                   5,158,062
                                                                 ---------------
                                                                     120,455,026
                                                                 ---------------
TOTAL COMMON STOCKS & WARRANTS                                       627,533,335
(Cost $401,612,710)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 7.125% - 8.875%,
2/15/19 - 2/15/23, valued at $4,811,154),
in a joint trading account at 2.62%, dated
3/31/05, due 4/1/05 (Delivery value $4,500,328)                        4,500,000
                                                                 ---------------
(Cost $4,500,000)

TOTAL INVESTMENT SECURITIES - 99.8%                                  632,033,335
                                                                 ---------------
(COST $406,112,710)
OTHER ASSETS AND LIABILITIES - 0.2%                                    1,139,981
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 633,173,316
                                                                 ===============

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is
    $63,678,449, which is 10.1% of net assets.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2005, was $-, which represented 0.0% of net assets.

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments          $ 420,036,933
                                         =============
Gross tax appreciation of investments    $ 238,229,526
Gross tax depreciation of investments     (26,233,124)
                                         -------------
Net tax appreciation of investments      $ 211,996,402
                                         =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
UTILITIES FUND
MARCH 31, 2005

[american century investments logo and text logo]

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
COMMUNICATIONS EQUIPMENT - 0.7%
           103,300  Nokia Oyj ADR(1)                                $  1,593,919
                                                                 ---------------
ELECTRIC UTILITIES - 36.9%
            19,100  Ameren Corp.                                         936,091
            91,440  American Electric Power                            3,114,446
            30,900  Cinergy Corp.                                      1,252,068
            60,200  Consolidated Edison, Inc.                          2,539,236
            71,200  DPL Inc.                                           1,780,000
            24,900  DTE Energy Company                                 1,132,452
            22,200  E.On AG ADR                                          638,250
            25,900  E.On AG ORD                                        2,221,846
           145,400  Edison International                               5,048,288
             1,000  Enel SpA ADR                                          48,010
           192,800  Enel SpA ORD                                       1,844,103
            80,700  Entergy Corp.                                      5,702,262
           185,700  Exelon Corporation                                 8,521,773
            71,600  FirstEnergy Corp.                                  3,003,620
           135,800  FPL Group, Inc.                                    5,452,370
            36,200  Great Plains Energy Inc.                           1,106,996
            44,821  NSTAR                                              2,433,780
            80,100  OGE Energy Corp.                                   2,158,695
            44,900  Pepco Holdings, Inc.                                 942,451
           185,200  PG&E Corp.                                         6,315,320
            52,400  PNM Resources Inc.                                 1,398,032
           117,600  PPL Corporation                                    6,349,224
             2,700  Scottish Power plc ADR                                84,240
           226,200  Scottish Power plc ORD                             1,747,855
           144,900  Southern Co.                                       4,612,167
           119,300  TXU Corp.                                          9,499,858
           104,600  XCEL Energy Inc.                                   1,797,028
                                                                 ---------------
                                                                      81,680,461
                                                                 ---------------
GAS UTILITIES - 5.3%
            83,000  Atmos Energy Corp.                                 2,241,000
            61,200  KeySpan Corporation                                2,384,964
            41,100  New Jersey Resources Corp.                         1,789,083
            89,900  Terasen Inc. ORD                                   2,020,726
            73,400  UGI Corp.                                          3,333,828
                                                                 ---------------
                                                                      11,769,601
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES - 20.3%
            76,800  ALLTEL Corp.                                       4,212,480
            93,790  AT&T Corp.                                         1,758,563
            92,300  BCE Inc.                                           2,306,577
           139,100  BellSouth Corp.                                    3,656,939
            66,700  CenturyTel Inc.                                    2,190,428
           130,000  Citizens Communications Company                    1,682,200
            23,200  Commonwealth Telephone
                    Enterprise Inc.(1)                                 1,093,648
           102,300  Deutsche Telekom AG ADR(1)                         2,041,908
           101,200  MCI Inc.                                           2,521,904
            73,300  Philippine Long Distance
                    Telephone ADR                                      1,847,893
           154,120  SBC Communications Inc.                            3,651,103

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           306,300  Sprint Corp.                                       6,968,325
            29,500  Telecom Corp. of New Zealand
                    Ltd. ADR                                           1,022,765
             6,400  Telecom Italia SpA ADR                               241,536
           410,300  Telecom Italia SpA ORD                             1,555,425
            89,000  Telefonos de Mexico SA de CV
                    Series L ADR                                       3,073,170
           144,980  Verizon Communications                             5,146,790
                                                                 ---------------
                                                                      44,971,654
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 25.4%
           214,400  AES Corporation (The)(1)                           3,511,872
           277,000  CMS Energy Corp.(1)                                3,612,080
           129,800  Constellation Energy Group Inc.                    6,710,660
            73,356  Dominion Resources Inc.                            5,459,887
           211,400  Duke Energy Corp.                                  5,921,314
            73,600  Energen Corp.                                      4,901,760
            88,500  Energy East Corp.                                  2,320,470
            53,700  Equitable Resources Inc.                           3,084,528
            86,500  National Fuel Gas Co.                              2,473,035
           145,100  ONEOK, Inc.                                        4,471,982
            62,900  Public Service Enterprise
                    Group Inc.                                         3,421,131
            80,100  Questar Corp.                                      4,745,925
           142,100  Sempra Energy                                      5,661,264
                                                                 ---------------
                                                                      56,295,908
                                                                 ---------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION - 4.9%
            56,400  Kinder Morgan, Inc.                                4,269,480
           128,000  TransCanada Corp.                                  3,161,600
            16,400  Valero Energy Corp.                                1,201,628
           121,600  Williams Companies, Inc. (The)                     2,287,296
                                                                 ---------------
                                                                      10,920,004
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 5.1%
            84,600  America Movil SA de CV
                    Series L ADR                                       4,365,360
           122,400  Nextel Communications, Inc.(1)                     3,478,608
            42,900  USA Mobility Inc.(1)                               1,389,960
            79,200  Vodafone Group plc ADR                             2,103,552
                                                                 ---------------
                                                                      11,337,480
                                                                 ---------------
TOTAL COMMON STOCKS                                                  218,569,027
(Cost $160,213,978)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.0%
Repurchase Agreement, Morgan Stanley Group,
Inc.. (collateralized by various U.S. Treasury
obligations, 6.00%, 2/15/26, valued at
$2,349,854), in a joint trading account at 2.45%,
dated 3/31/05, due 4/1/05
(Delivery value $2,300,157)                                            2,300,000
                                                                 ---------------
(Cost $2,300,000)

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.6%                                  220,869,027
                                                                 ---------------
(COST $162,513,978)
OTHER ASSETS AND LIABILITIES - 0.4%                                      991,246
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $221,860,273
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

UTILITIES - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $ 163,177,624
                                            =============
Gross tax appreciation of investments       $  60,570,476
Gross tax depreciation of investments         (2,879,073)
                                            -------------
Net tax appreciation of investments         $  57,691,403
                                            =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:      /s/ William M. Lyons
         ------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    May 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:   May 27, 2005

By:     /s/ Maryanne L. Roepke
        ---------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   May 27, 2005